Related Parties - Schedule of Key Management Compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Key Management Compensation [Abstract]
Short-term compensation (including salary)	R$ 47	R$ 434
Short-term employee benefits	24	72
Termination benefits		62
Share-based compensation	17,354	16,685
Total	R$ 17,425	R$ 17,253